Income Tax - Schedule of Reconciliation the Statutory and Effective Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation the Statutory and Effective Tax Expenses [Abstract]
(Loss) income before income tax expense	$ (8,519)	$ (4,401)	$ 1,349
Tax at Hong Kong statutory tax rate of 16.5%	(1,406)	(726)	223
Effect of tax-exempt for the Company incorporated in Cayman Islands	1,288	984	1
Tax effect on non-assessable income	(19)		(8)
Tax effect on non-deductible expenses		60	53
Tax effect on deductible temporary differences		(2)	6
Under provision of prior year	19
Change in valuation allowance	137	(140)	(275)
Tax concession		(21)
Income tax expense	$ 19	$ 155